Disclosure of detailed information about stock options available for grant (Details) - shares	Dec. 31, 2017	Mar. 08, 2017	Mar. 02, 2016
Statement [Line Items]
Common shares issued		14,869,374	15,298,602
Percentage of shares outstanding to determine number of net options granted	10.00%
Net options authorized	1,529,860
Less: options issued & outstanding	(615,843)
Options available for grant	914,017